COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Summary of capital and other commitment

	As of December 31,
	2021	2022
Property, plant and equipment	116,527	89,029